FINANCIAL INSTRUMENTS - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 372	$ 365
Borrowing costs capitalised	(29)	(16)
Interest	343	349
5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.74%	5.74%
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 37	$ 40
Effective rate (as percent)	5.47%	5.29%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.85%	5.85%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 38
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 70	$ 70
Effective rate (as percent)	6.39%	6.38%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 4	$ 5
Effective rate (as percent)	6.56%	7.66%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 35	$ 35
Effective rate (as percent)	6.25%	6.25%
5.75% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.79%	5.79%
Other interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 34	$ 21
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 4	$ 4
Effective rate (as percent)	2.82%	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 29	$ 31
Effective rate (as percent)	6.07%	6.24%